advance billings and customer deposits (Details) - CAD CAD in Millions	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
advance billings and customer deposits
Advance billings	CAD 747		CAD 697
Deferred customer activation and connection fees	13		17
Customer deposits	21		15
Regulatory deferral accounts	1		8
Total	CAD 782	CAD 800	CAD 737